Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 3.3%
Deutsche Telekom AG	547,059	$13,750,608

Consumer Discretionary - 9.7%
BYD Co. Ltd. - Class H	206,500	6,132,811
Cie Financiere Richemont SA	36,500	5,704,328
Industria de Diseno Textil SA	196,050	9,728,668
Mercedes-Benz Group AG	76,960	5,326,522
Prosus NV - Class N	153,740	5,466,764
Sony Group Corp.	85,961	7,325,697
		39,684,790

Consumer Staples - 8.1%
Ajinomoto Co., Inc.	148,800	5,237,050
Kerry Group PLC - Class A	51,837	4,200,829
Koninklijke Ahold Delhaize NV	196,101	5,770,685
L'Oreal SA	17,030	7,496,023
Unilever PLC - ADR	189,869	10,440,896
		33,145,483

Financials - 20.4%
AIA Group Ltd.	675,550	4,570,602
AXA SA	294,576	9,653,622
Hannover Rueck SE	29,975	7,587,824
ING Groep NV	476,681	8,190,651
Intesa Sanpaolo SpA	1,532,180	5,694,218
Macquarie Group Ltd.	67,277	9,154,448
Mitsubishi UFJ Financial Group, Inc.	813,900	8,783,631
ORIX Corp.	475,147	10,531,102
Oversea-Chinese Banking Corp. Ltd.	1,066,665	11,327,329
PT Bank Rakyat Indonesia (Persero) Tbk.	12,865,146	3,607,342
T&D Holdings, Inc.	270,700	4,728,334
		83,829,103

Health Care - 17.8%
AstraZeneca PLC	78,949	12,287,022
ConvaTec Group PLC (a)	1,801,451	5,337,169
CSL Ltd.	37,970	7,445,792
Eisai Co. Ltd.	80,017	3,293,792
Gerresheimer AG	37,720	4,053,514
Hoya Corp.	59,724	6,984,086
Kyowa Kirin Co. Ltd.	244,600	4,192,600
Novartis AG - ADR	84,934	9,042,074
Novo Nordisk AS - Class B	95,570	13,674,621
Roche Holding AG - ADR	201,031	6,969,745
		73,280,415

Industrials - 20.0%
Ashtead Group PLC	75,110	5,007,841
Assa Abloy AB - Class B	217,786	6,167,819
Atlas Copco AB - Class B	397,592	6,420,036
Daikin Industries	28,471	3,963,610
Ferguson PLC	1	192
Keisei Electric Railway Co. Ltd.	150,800	4,876,607
Kurita Water Industries Ltd.	152,937	6,498,597
Mitsubishi Electric Corp.	250,900	4,020,702
Prysmian SpA	175,226	10,817,930
RELX PLC	115,330	5,284,271
Rexel SA	170,540	4,411,625
Schneider Electric SE	51,625	12,376,876
Spirax Group PLC	38,311	4,106,137
Vestas Wind Systems AS (b)	195,221	4,526,778
Volvo AB - Class B	149,098	3,830,989
		82,310,010

Information Technology - 12.9%
ASML Holding NV	11,090	11,302,560
Infineon Technologies AG	85,592	3,141,254
Keyence Corp.	15,724	6,882,052
Murata Manufacturing Co. Ltd.	306,200	6,340,905
Sage Group PLC	303,590	4,159,261
Samsung Electronics Co. Ltd.	65,940	3,880,821
SAP SE - ADR	40,596	8,188,619
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,350	4,927,514
TDK Corp.	65,289	4,014,741
		52,837,727

Materials - 2.1%
DSM-Firmenich AG	45,320	5,103,268
James Hardie Industries PLC (b)	107,900	3,377,003
		8,480,271

Utilities - 3.9%
SSE PLC	440,095	9,938,884
Veolia Environnement SA	198,840	5,955,828
		15,894,712
TOTAL COMMON STOCKS (Cost $307,089,985)		403,213,119

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Mirvac Group	2,951,519	3,672,211
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,907,818)		3,672,211

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Treasury Obligations Fund - Class X, 5.23% (c)	2,861,799	2,861,799
TOTAL SHORT-TERM INVESTMENTS (Cost $2,861,799)		2,861,799

TOTAL INVESTMENTS - 99.8% (Cost $315,859,602)		409,747,129
Other Assets in Excess of Liabilities - 0.2%		744,847
TOTAL NET ASSETS - 100.0%		$410,491,976

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $5,337,169 or 1.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Boston Common ESG Impact International Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,568,848	$363,644,271	$–	$403,213,119
Real Estate Investment Trusts	–	3,672,211	–	3,672,211
Money Market Funds	2,861,799	–	–	2,861,799
Total Investments	$42,430,647	$367,316,482	$–	$409,747,129

Refer to the Schedule of Investments for additional information.